Related Party Costs and Expenses (Table Text Block)	12 Months Ended
Mar. 31, 2013
Related Party Cost and Expense [Abstract]
Related Party Cost and Expense
Related Party Costs and Expenses
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
U-Haul lease expenses to SAC Holdings	$2,626	$2,430	$2,491
U-Haul commission expenses to SAC Holdings	41,185	39,167	34,858
U-Haul commission expenses to Private Mini	2,650	2,523	2,399
	$46,461	$44,120	$39,748

We lease space for marketing company offices, vehicle repair shops and hitch installation centers from subsidiaries of SAC Holdings, 5 SAC and Galaxy. The terms of the leases are similar to the terms of leases for other properties owned by unrelated parties that are leased to us.
At March 31, 2013, subsidiaries of SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini acted as U-Haul independent dealers. The financial and other terms of the dealership contracts with the aforementioned companies and their subsidiaries are substantially identical to the terms of those with our other independent dealers whereby commissions are paid by us based upon equipment rental revenue.
These agreements and notes with subsidiaries of SAC Holdings, 4 SAC, 5 SAC, Galaxy and Private Mini, excluding Dealer Agreements, provided revenues of $34.8 million, expenses of $2.6 million and cash flows of $159.6 million during fiscal 2013. Revenues and commission expenses related to the Dealer Agreements were $200.3 million and $43.8 million, respectively for fiscal 2013.